Long-term debt (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Convertible debenture		$ 0	$ 300,000
Accordion feature		200,000	100,000
Repayment of revolving credit facility		113,120	0
Revolving credit facility		150,000	113,389
Convertible debenture (2016) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture					$ 50,000
Convertible debenture (2017) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture				$ 300,000
Borrowings, interest rate				4.00%
Conversion price | $ / shares				22.89
Convertible debenture (2017) [Member] | Public offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture				$ 184,000
Convertible debenture (2017) [Member] | Private placements offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture				$ 116,000
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, available balance		550,000
Accordion feature		200,000	$ 100,000
Repayment of revolving credit facility	$ 113,100
Revolving credit facility drawn during period		$ 150,000
Borrowings, interest rate		6.30%
Revolving credit facility [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, available balance		$ 750,000